ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued liabilities	$2,094	$2,537
Loans and notes payable(1)	1,062	172
Derivative liabilities	416	289
Deferred revenue	441	342
Lease liabilities(2)	43	43
Other liabilities	45	43
Total accounts payable and other liabilities	$4,101	$3,426
(1)See Note 34, Related Parties, for further discussion.
(2)See Note 17, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.